Investment in Flowers Foods, Inc. Common Stock Fund	12 Months Ended
Dec. 31, 2025
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Investment in Flowers Foods, Inc. Common Stock Fund
4.	Investment in Flowers Foods, Inc. Common Stock Fund
The Plan held investments in the Company at December 31, 2025 and December 31, 2024 as shown in the following table:

	2025	2024
Number of common shares held	1,704,903	1,621,384
Fair value of common shares held (at $10.88 and $20.66 per common share, respectively)	$18,549,345	$33,497,793
Common shares as a percentage of the Plan’s total investments at fair value	1.98%	3.90%
Common shares as a percentage of Flowers Foods, Inc.	0.81%	0.77%
Short term investment fund	$136,964	$260,541
With regard to the Flowers Foods, Inc. Common Stock Fund, the Plan utilizes a unit value method for tracking the market value of assets invested in the fund option. As of December 31, 2025, there were approximately 1,678,914 units outstanding with a value of approximately $11.13 per unit related to the Flowers Foods, Inc. Common Stock Fund. As of December 31, 2024, there were approximately 1,609,840 units outstanding with a value of approximately $20.97 per unit related to the Flowers Foods, Inc. Common Stock Fund. At December 31, 2025 and 2024, the Flowers Foods, Inc. Common Stock Fund held an investment in the Invesco Funds Government & Agency Portfolio, a short term investment fund.